PROPERTY, PLANT AND EQUIPMENT - Valuation Technique (Details) - Property, plant and equipment - Recurring fair value measurement - Discounted cash flow model	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Utilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	16
Utilities | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Investment Horizon	10 years	10 years
Utilities | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple		15
Investment Horizon	20 years	20 years
Transport
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Investment Horizon	10 years	10 years
Transport | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	9	8
Transport | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	20	20
Midstream
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple		10
Midstream | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	8
Investment Horizon	1 year	6 years
Midstream | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	10
Investment Horizon	2 years
Interest rate, measurement input | Utilities | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.08	0.08
Interest rate, measurement input | Utilities | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.15	0.11
Interest rate, measurement input | Transport
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.10
Interest rate, measurement input | Transport | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.09
Interest rate, measurement input | Midstream
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.15	0.15